6. Intangibles	9 Months Ended
Sep. 30, 2017
Notes
6. Intangibles

6.  Intangibles

Intangible assets consisted of the following at September 30, 2017 and December 31, 2016:

	Unaudited
	September 30,	December 31,
	2017	2016

CBDS.com website (Cannabis Sativa)	$ 13,999	$ 13,999
Intellectual Property Rights (Cannabis Sativa)	2,894,250	2,894,250
Intellectual Property Rights Vaporpenz (Cannabis Sativa)	210,100	-
Intellectual Property Rights (iBudtender)	330,000	400,000
Intellectual Property Rights (PrestoDr)	1,080,000	-
Patents and Trademarks (Cannabis Sativa)	17,348	17,348
Patents and Trademarks (Wild Earth)	4,425	4,425
	4,550,122	3,330,022
Less: Accumulated Amortization	(711,898)	(389,054)

Net Intangible Assets	$ 3,838,224	$ 2,940,968

Amortization expense for the nine months ended September 30, 2017 and 2016 was $322,844 and $12,946 respectively.  Amortization for each of the next 5 years is $1,323,600 annually.

Goodwill of $4,719,869 consists of $336,667 and $247,051 from the acquisition of iBudtender at September 30, 2017 (as adjusted based on final purchase price allocation) and December 31, 2016, respectively and $4,383,202 and $-0- from the acquisition of PrestoCorp at September 31, 2017 and December 31, 2016, respectively.

The following summary approximates goodwill adjustments during the nine months ended September 30, 2017:

Beginning Balance	$ 247,051
PrestoCorp	4,383,202
iBudtender	89,616
Ending Balance	$ 4,719,869